Antidilutive Securities Excluded from Computation of Earning Per Share (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,262,078	2,710,994	12,247,313
Class D preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares			12,000,000
Performance Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	26,630
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,235,448	2,710,994	247,313